Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 28,679	$ 30,879		$ 30,879
Acquisition of fuboTV Pre-Merger	65,613
Income tax benefit	3,481	1,038	$ 1,037	4,519	$ 2,206
Deconsolidation of Nexway		(1,162)
Ending balance	$ 90,794	$ 28,679		$ 90,794